Supplement Dated June 2, 2015

To the Current Prospectus and Statement of Additional Information

Voya GoldenSelect Value

Issued by Voya Insurance and Annuity Company

Through Its Separate Account B

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto.  Please read it carefully and keep it with your copy of the prospectus and SAI for future reference.  If you have any questions, please call Customer Service at 1‑800‑366‑0066.

NOTICE OF AND IMPORTANT INFORMATION REGARDING A FUND SUBSTITUTION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the Fidelity® VIP Equity-Income Portfolio.

The Securities and Exchange Commission issued an order to permit Voya Insurance and Annuity Company (the "Company") and its Separate Account B (the "Separate Account") to replace, effective on or about the close of business on August 14, 2015 (the “Substitution Effective Date”), the following "Existing Fund" with the corresponding "Replacement Fund":

Existing Fund	Replacement Fund
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Voya RussellTM Large Cap Value Index Portfolio (Class S)

In connection with the substitution, the Voya RussellTM Large Cap Value Index Portfolio (Class S) will be added as an available investment option.

The following lists important information regarding the upcoming fund substitution:

•         Prior to the Substitution Effective Date, and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in the Existing Fund to any other available subaccount or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).  Withdrawals may be taken during the same period, but only in accordance with and subject to the terms and conditions of your Contract.

•         On the Substitution Effective Date, your investment in the subaccount that invests in the Existing Fund will automatically become an investment in the subaccount that invests in the Replacement Fund with an equal total net asset value.

•         You will not incur any fees or charges or any tax liability because of the substitution, and your Contract value immediately before the substitution will equal your Contract value immediately after the substitution.

•         The overall fees and expenses of the Replacement Fund are less than those of the Existing Fund.  The Replacement Fund’s fees and expenses, investment objective and information about the Replacement Fund's investment adviser/subadviser are more fully described in the Replacement Fund’s summary prospectus.

•         Prior to the Substitution Effective Date you will be sent a summary prospectus for the Replacement Fund.  Read this summary prospectus carefully before deciding what to do with amounts allocated to the Subaccount that invests in the Replacement Fund.  If you have not received one, or if you need another copy, please contact Customer Service at 1-800-366-0066.

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•         After the Substitution Effective Date, the subaccount investing in the Existing Fund will no longer be available through the Contract and there will be no further disclosure regarding it in any future Contract prospectus or supplements to the Contract prospectus.  Unless you provide us with alternative allocation instructions, after the Substitution Effective Date all allocations directed to the subaccount that invested in the Existing Fund will be automatically allocated to the subaccount that invests in the Replacement Fund.  You may give us alternative allocation instructions at any time by contacting Customer Service at 1-800-366-0666.

Important Information Regarding the Company

Information about the Voya Insurance and Annuity Company found in your prospectus and/or Statement of Additional Information is deleted and replaced with the following:

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota.  Prior to September 1, 2014 we were known as ING USA Annuity and Life Insurance Company.  Prior to January 1, 2004, we were known as Golden American Life Insurance Company.  We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia.  Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract.  The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Important Information Regarding the Investment Portfolios

Open Investment Portfolios - Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any fixed option that is available.  You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.  There is no assurance that any of the funds will achieve their respective investment objectives.  Shares of the funds will rise and fall in value and you could lose money by investing in the funds.  Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency.  Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

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The following table reflects the investment portfolios that are open and available to new premiums and transfers under your Contract along with each portfolio’s investment adviser/subadviser and investment objective.  Please refer to the funds prospectuses for more detailed information.  Fund prospectuses may be obtained free of charge from Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call (800) SEC-0330.  You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C.  20549-0102.  If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
Fidelity® VIP Equity-Income Portfolio (Service Class 2) Investment Adviser: Fidelity Management & Research Company (“FMR”) Subadviser: FMR Co, Inc. (“FMRC”) and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P® Index.
Voya Global Value Advantage Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investor with a high level of current income and total return.
Voya Intermediate Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Liquid Assets Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya MidCap Opportunities Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Multi-Manager Large Cap Core Portfolio (Class S)

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers, LLC and The London Company of Virginia d/b/a The London Company

Seeks reasonable income and capital growth.
Voya Russell™ Large Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.

Voya Russell™ Large Cap Value Index Portfolio (Class S)*

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

* Effective on or about the close of business on August 14, 2015, and in connection with the substitution, this fund will be added as an available investment option.

Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya Russell™ Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Small Cap Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya U.S. Bond Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Barclays U.S. Aggregate Bond Index.
VY® Clarion Real Estate Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Columbia Management Advisors, LLC	Seeks total return, consisting of long-term capital appreciation and current income.

VY® FMR® Diversified Mid Cap Portfolio* (Class S)

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

* FMR® is a registered service mark of Fidelity Management & Research Company. Used with permission.

Seeks long-term growth of capital.
VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Morgan Stanley Global Franchise Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Morgan Stanley Investment Management Inc.	A non-diversified Portfolio that seeks long-term capital appreciation.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.
VY® T. Rowe Price International Stock Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Foreign Equity Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
VY® Templeton Global Growth Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.

The following investment portfolios are closed to new premiums and transfers.  Contract owners who have value in any of the investment portfolios listed below may leave their contract value in these investments.

Closed Investment Portfolios
Voya Limited Maturity Bond Portfolio (Class S)	ProFund VP Bull
Voya SmallCap Opportunities Portfolio (Class S)	ProFund VP Europe 30

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